Summary Prospectus Supplement	October 9, 2012

Putnam Short Duration Income Fund Summary Prospectus dated October 10, 2011

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Michael Salm, Joanne Driscoll and Kevin Murphy.

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